Mine properties, plant and equipment - Schedule of detailed information about Mine properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 170,756
Ending Balance	191,867	$ 170,756
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	336,595	396,961
Additions	27,536	38,588
Disposals	(1,132)	(4,674)
Assets held for sale		(10,573)
Reclassifications	0	0
Effects of changes in foreign exchange rates	39,723	(83,707)
Ending Balance	402,722	336,595
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	165,839	184,785
Depreciation	26,403	31,592
Disposals	1,132	4,674
Assets held for sale		4,766
Effects of changes in foreign exchange rates	19,745	(41,098)
Ending Balance	210,855	165,839
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	206
Ending Balance	191	206
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	670	5,689
Additions	77	1
Disposals	(126)	(10)
Assets held for sale		(4,894)
Reclassifications	0	0
Effects of changes in foreign exchange rates	56	(116)
Ending Balance	677	670
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	464	2,455
Depreciation	113	455
Disposals	126	10
Assets held for sale		2,365
Effects of changes in foreign exchange rates	35	(71)
Ending Balance	486	464
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	27
Ending Balance	19	27
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	270	346
Additions	0	0
Disposals	(249)	0
Assets held for sale		0
Reclassifications	0	0
Effects of changes in foreign exchange rates	37	(76)
Ending Balance	58	270
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	243	298
Depreciation	12	12
Disposals	249	0
Assets held for sale		0
Effects of changes in foreign exchange rates	33	(67)
Ending Balance	39	243
Mine Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	72,680
Ending Balance	90,131	72,680
Mine Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	125,964	139,094
Additions	21,126	13,666
Disposals	0	0
Assets held for sale		0
Reclassifications	0	0
Effects of changes in foreign exchange rates	13,231	(26,796)
Ending Balance	160,321	125,964
Mine Properties [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	53,284	49,734
Depreciation	11,426	14,158
Disposals	0	0
Assets held for sale		0
Effects of changes in foreign exchange rates	5,480	(10,608)
Ending Balance	70,190	53,284
Buildings, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	84,133
Ending Balance	95,477	84,133
Buildings, Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	195,981	240,061
Additions	3,347	10,492
Disposals	(757)	(4,664)
Assets held for sale		(5,679)
Reclassifications	12,156	9,007
Effects of changes in foreign exchange rates	24,890	(53,236)
Ending Balance	235,617	195,981
Buildings, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	111,848	132,298
Depreciation	14,852	16,967
Disposals	757	4,664
Assets held for sale		2,401
Effects of changes in foreign exchange rates	14,197	(30,352)
Ending Balance	140,140	111,848
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	13,710
Ending Balance	6,049	13,710
Construction In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	13,710	11,771
Additions	2,986	14,429
Disposals	0	0
Assets held for sale		0
Reclassifications	(12,156)	(9,007)
Effects of changes in foreign exchange rates	1,509	(3,483)
Ending Balance	6,049	13,710
Construction In Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Assets held for sale		0
Effects of changes in foreign exchange rates	0	0
Ending Balance	$ 0	$ 0